Lord Abbett Securities Trust

90 Hudson Street

Jersey City, NJ  07302

July 2, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lord Abbett Securities Trust (the “Trust”)
1933 Act File No. 033- 58846
1940 Act File No. 811-07538

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 53 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment reflects the following changes with respect to Lord Abbett Alpha Strategy Fund, a series of the Trust (the “Fund”):

•                  The Fund’s target investment allocations have been modified consistent with its investment mandate.

•                  Lord Abbett Small Cap Blend Fund and Lord Abbett Value Opportunities Fund have been added as underlying funds authorized for potential investment allocations by the Fund.  The Amendment includes disclosure summarizing the key investment attributes of these underlying funds.

These changes are expected to take effect on or about September 14, 2007.  Prior to the September 14, 2007 effective date, the Trust intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

Any communications relating to the Amendment should be directed to Brooke A. Brown at 201-827-2279 or the undersigned at 201-827-2264.

Very truly yours,

/s/ Christina T. Simmons
Christina T. Simmons
Vice President and Assistant Secretary